CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Stock-based compensation	$ 1,730,811	$ 652,420